Equity settled share-based payments (Details) - 2020 Share Incentive Plan - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Oct. 31, 2022	Jun. 30, 2022
Equity settled share-based payments
Number of shares issued	98,773,684	98,773,684	98,773,684	98,773,684		92,586,048
Repurchase of shares					6,187,636